INVESTMENTS IN EQUITY INVESTEES	12 Months Ended
Sep. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN EQUITY INVESTEES
7. INVESTMENTS IN EQUITY INVESTEES

As of September 30, the Company’s investments in equity method investees includes the following:

(Thousands)	2020	2019
Steckman Ridge (1)	$112,378	$114,428
PennEast (2)	95,997	85,840
Total	$208,375	$200,268
(1)Includes loans with a total outstanding principal balance of $70.4 million for both fiscal 2020 and 2019, which accrue interest at a variable rate that resets quarterly and are due October 1, 2023.
(2)Includes a deferred tax component related to AFUDC equity of $4.6 million and $4.1 million for September 30, 2020 and September 30, 2019, respectively.
Steckman Ridge

The Company holds a 50 percent equity method investment in Steckman Ridge, a jointly owned and controlled natural gas storage facility located in Bedford County, Pennsylvania. Due to the anticipated expiration of a customer contract, the Company evaluated its investment in Steckman Ridge for other-than-temporary impairment and determined an impairment charge was not necessary.

The fair value of the Company’s investment in Steckman Ridge was determined using a discounted cash flow method and utilized management’s best estimates and assumptions related to expected future results, including the price and capacity of firm natural gas storage contracting, operations and maintenance costs, the nature and timing of major maintenance and capital investment, and discount rates. Fair value determinations require considerable judgment and are sensitive to changes in underlying assumptions and other factors. As a result, it is reasonably possible that unfavorable developments, such as the failure to execute storage contracts and other services for available capacity at anticipated price levels could result in an other-than temporary impairment charge in the Consolidated Financial Statements.

PennEast

The Company, through its subsidiary NJR Midstream Company, is a 20 percent investor in PennEast, a partnership whose purpose is to construct and operate a 120-mile natural gas pipeline that will extend from northeast Pennsylvania to western New Jersey. PennEast received a Certificate of Public Convenience and Necessity for the project from FERC on January 19, 2018.

On September 10, 2019, the Third Circuit issued an order overturning the U.S. District Court for the District of New Jersey’s order granting PennEast condemnation and immediate access in accordance with the Natural Gas Act to certain properties in which the State of New Jersey holds an interest. A Petition for Rehearing was denied by the Third Circuit on November 5, 2019.

On October 8, 2019, the NJDEP issued a letter indicating that it deemed PennEast’s freshwater wetlands permit application to be administratively incomplete and closed the matter without prejudice. On October 11, 2019, PennEast submitted a letter to the NJDEP objecting to its position that the application is administratively incomplete. PennEast's objections were rejected by the NJDEP on November 18, 2019.

On October 4, 2019, PennEast filed a petition for Declaratory Order with FERC requesting an interpretation of the eminent domain authority of a FERC certificate holder under the Natural Gas Act. The Declaratory Order was granted on January 30, 2020.

On January 30, 2020, PennEast filed an amendment with FERC to construct the PennEast pipeline in two phases. Phase one consists of construction of a 68-mile pipeline in Pennsylvania from the eastern Marcellus Shale region in Luzerne County that would terminate in Northampton County. Phase two includes construction of the remaining original certificated route in Pennsylvania and New Jersey. Construction could begin following approval by FERC of the phased approach and receipt of any remaining governmental and regulatory permits.

On February 18, 2020, PennEast filed a writ of certiorari with the Supreme Court of the U.S. to review the September 10, 2019 Third Circuit decision.

On June 29, 2020, the Supreme Court requested that the Solicitor General of the U.S. file a brief that expresses the views on the question of the use of eminent domain to acquire state owned lands for pipeline construction.

The Company evaluated its investment in PennEast for other-than-temporary impairment and determined an impairment charge was not necessary. The Company estimated the fair value of its investment in PennEast using probability-weighted scenarios of discounted future cash flows. Management made significant estimates and assumptions related to development options and legal outcomes, construction costs, timing of capital investments and in-service dates, revenues and discount rates. Higher probabilities were assumed related to those scenarios where the project is completed. The discounted cash flow scenarios contemplated the impact of key assumptions of future court decisions and future management decisions and requires management to make significant estimates regarding the likelihood of various scenarios and assumptions. It is reasonably possible that future unfavorable developments, such as a reduced likelihood of success from development options and legal outcomes, estimated increases in construction costs, increases in the discount rate, or further significant delays, could result in an impairment of our equity method investment. Also, the use of alternate judgments and assumptions could result in a different calculation of fair value, which could ultimately result in the recognition of an other-than-temporary impairment charge in the Consolidated Financial Statements.